CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
INTEREST INCOME:
Interest and fees on loans	$ 6,388	$ 6,519	$ 13,008	$ 13,724
Interest on mortgage-backed securities	1,178	2,019	3,726	4,300
Interest and dividends on investments	1,028	1,203	2,102	3,569
Interest on interest-bearing deposits	56	55	143	92
Total interest income	8,650	9,796	18,979	21,685
INTEREST EXPENSE:
Interest on deposits	2,359	3,005	5,775	7,091
Interest on borrowings		2	4	6
Total interest expense	2,359	3,007	5,779	7,097
NET INTEREST INCOME	6,291	6,789	13,200	14,588
PROVISION FOR LOAN LOSSES		250	725	4,630
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	6,291	6,539	12,475	9,958
NON-INTEREST INCOME:
Gain on sale of mortgage-backed securities available for sale	16		2,122	15
Fees and other service charges	195	223	428	459
Total other-than-temporary impairment losses	(25)	(150)	(195)	(277)
Portion of loss recognized in other comprehensive income, before taxes	5	47	41	73
Net impairment losses recognized in earnings	(20)	(103)	(154)	(204)
Other	223	186	672	668
Total non-interest income	414	306	3,068	938
NON-INTEREST EXPENSES:
Salaries and employee benefits	2,958	3,098	5,953	5,607
Data processing	223	220	439	459
Professional services	444	571	985	716
Office occupancy	192	199	419	396
Depreciation	172	171	345	342
Payroll taxes	188	167	303	280
Director compensation	172	195	389	308
Federal Deposit Insurance Corporation premiums	319	326	654	850
Real estate owned expense	386	231	725	298
Other	828	685	1,456	1,740
Total non-interest expenses	5,882	5,863	11,668	10,996
INCOME (LOSS) BEFORE INCOME TAXES	823	982	3,875	(100)
INCOME TAXES (BENEFIT):
Current	(435)	505	321	1,536
Deferred expense (benefit)	972	(11)	961	(1,748)
Total income taxes (benefit)	537	494	1,282	(212)
NET INCOME	$ 286	$ 488	$ 2,593	$ 112
BASIC EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
DIVIDENDS PER SHARE (in dollars per share)				$ 0.10